CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 198,200	$ 169,086
Adjustments to reconcile net income to net cash from operating activities:
Depreciation on property and equipment and equipment on operating leases	83,955	80,462
Amortization on intangibles	717	763
(Benefit) provision for credit losses	(5,469)	15,818
Deferred income tax expense	2,415	21,729
Stock compensation expense	957
Changes in components of working capital:
Decrease in affiliated accounts and notes receivables	81,398	178,433
Decrease in other assets and equipment held for sale	25,603	92,094
(Decrease) increase in accounts payable and other accrued liabilities	55,683	(47,859)
Net cash from operating activities	443,459	510,526
CASH FLOWS FROM INVESTING ACTIVITIES
Cost of receivables acquired	(14,698,562)	(13,864,075)
Collections of receivables	12,708,024	12,237,921
Decrease in restricted cash	122,905	97,290
Purchase of equipment on operating leases	(390,759)	(308,195)
Proceeds from disposal of equipment on operating leases	168,359	144,988
Capital expenditures for property and equipment and software	(277)	(151)
Net cash used in investing activities	(2,090,310)	(1,692,222)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of affiliated debt	1,273,602	1,527,174
Payment of affiliated debt	(1,361,763)	(1,202,403)
Proceeds from issuance of long-term debt	4,107,526	3,286,301
Payment of long-term debt	(2,616,635)	(3,215,636)
Increase (decrease) in revolving credit facilities, net	(110,425)	485,089
Dividends paid to CNH America LLC	(200,000)
Net cash from financing activities	1,092,305	880,525
INCREASE IN CASH AND CASH EQUIVALENTS	(554,546)	(301,171)
CASH AND CASH EQUIVALENTS:
Beginning of year	785,913	594,093
End of year	231,367	292,922
CASH PAID DURING THE PERIOD FOR INTEREST	163,048	186,086
CASH PAID DURING THE PERIOD FOR TAXES	$ 98,015	$ 74,861